Business Combinations - Summary of Estimated Consolidated Pro Forma Information (Detail) (EUR €) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Business Combinations [Abstract]
Total net sales	€ 5,362	€ 5,053
Net income	€ 1,031	€ 965